Quarterly Holdings Report
for
Fidelity® Connecticut Municipal Income Fund
August 31, 2025
CTF-NPRT3-1025
1.805751.121
Municipal Securities - 94.3%
	Principal Amount (a)	Value ($)
Connecticut - 91.2%
Education - 13.0%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2036	250,000	248,107
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2037	260,000	254,141
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2041	1,195,000	1,071,552
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2030	100,000	110,677
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2031	100,000	111,628
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2032	255,000	285,741
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2033	150,000	168,786
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2034	100,000	112,220
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2035	100,000	111,781
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2036	200,000	220,244
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2037	210,000	228,248
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2038	175,000	188,241
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2039	500,000	533,361
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2040	300,000	317,247
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2041	350,000	366,341
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2042	300,000	310,394
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2043	375,000	383,936
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2044	370,000	376,895
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2045	500,000	506,880
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5.3% 7/1/2047	1,000,000	1,029,248
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2036	1,000,000	1,048,550
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	1,750,000	1,821,764
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	2,830,000	2,901,317
Connecticut St Health & Edl Facs Auth Revenue (Taft School, CT Proj.) 3% 7/1/2041	1,340,000	1,090,528
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2037	1,000,000	1,047,530
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2038	1,045,000	1,085,697
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2039	1,595,000	1,647,069
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2040	1,125,000	1,154,372
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,850,000	1,516,010
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2027	430,000	435,521
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2031	500,000	505,117
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	550,000	552,512
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	720,000	718,387
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	675,000	667,343
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2030	2,400,000	2,491,484
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2031	1,825,000	1,888,111
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2032	1,000,000	1,031,944
Connecticut State Health & Educational Facilities Authority (Quinnipiac University, CT Proj.) Series L, 5% 7/1/2026	1,000,000	1,001,620
Connecticut State Health & Educational Facilities Authority (Quinnipiac University, CT Proj.) Series L, 5% 7/1/2027	2,000,000	2,003,329
Connecticut State Health & Educational Facilities Authority (Quinnipiac University, CT Proj.) Series L, 5% 7/1/2029	1,500,000	1,501,026
Connecticut State Health & Educational Facilities Authority (Quinnipiac University, CT Proj.) Series L, 5% 7/1/2032	205,000	205,094
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	80,000	83,336
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	1,150,000	1,196,525
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	350,000	363,748
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2030	1,100,000	1,140,932
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2031	1,300,000	1,344,016
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2032	1,050,000	1,082,028
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2033	700,000	719,116
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	750,000	768,513
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	250,000	256,802
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 3, 5% 7/1/2038	985,000	985,836
		41,190,845
Escrowed/Pre-Refunded - 0.1%
Connecticut St Hr Ed Supp Loan Series 2020 D, 5% 11/15/2025 (Escrowed to Maturity)	250,000	251,251
Connecticut St Hr Ed Supp Loan Series 2020 D, 5% 11/15/2026 (Escrowed to Maturity)	180,000	185,596
New Haven CT Gen. Oblig. Series 2016 A, 5% 8/15/2027 (Pre-refunded to 8/15/2026 at 100)	35,000	35,876
		472,723
General Obligations - 46.1%
Branford CT Series 2019, 2.25% 10/15/2034	2,400,000	2,075,579
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,066,322
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,040,504
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,027,322
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2038	800,000	784,937
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2041	1,050,000	977,408
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2046	375,000	323,900
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2051	575,000	484,675
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2035	450,000	483,167
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,121,432
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	300,000	335,109
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	250,000	276,380
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	775,000	847,753
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,068,257
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	300,000	317,474
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,000,000	1,045,326
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,250,000	1,289,557
Bridgeport CT Gen. Oblig. Series D, 5% 8/15/2031 (Assured Guaranty Inc Insured)	1,000,000	1,019,954
Bridgeport CT Gen. Oblig. Series D, 5% 8/15/2032 (Assured Guaranty Inc Insured)	3,090,000	3,146,240
Brookfield CT Series 2020, 2% 8/15/2035	365,000	299,051
Connecticut St Gen. Oblig. 2% 1/15/2038	320,000	232,742
Connecticut St Gen. Oblig. 3% 1/15/2039	5,500,000	4,693,898
Connecticut St Gen. Oblig. 3% 6/1/2039	1,400,000	1,163,236
Connecticut St Gen. Oblig. 3% 6/1/2040	3,380,000	2,744,454
Connecticut St Gen. Oblig. 4% 1/15/2034	400,000	415,710
Connecticut St Gen. Oblig. 5% 4/15/2030	2,500,000	2,656,360
Connecticut St Gen. Oblig. Series 2018 C, 5% 6/15/2031	725,000	768,486
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	2,000,000	2,108,444
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2036	2,300,000	2,411,207
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2032	335,000	332,993
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	3,000,000	2,838,972
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,850,000	1,710,506
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2036	9,130,000	8,228,784
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	2,875,000	2,521,807
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2038	1,000,000	854,001
Connecticut St Gen. Oblig. Series 2023 A, 5% 5/15/2027	900,000	939,926
Connecticut St Gen. Oblig. Series 2023 B, 5% 8/1/2027	1,835,000	1,926,667
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2029	2,000,000	2,172,533
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2030	1,335,000	1,476,393
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2028	2,000,000	2,130,626
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2029	1,855,000	2,020,381
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2030	2,500,000	2,770,393
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2029	1,625,000	1,775,808
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2030	1,000,000	1,110,931
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2031	1,000,000	1,122,871
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2032	1,250,000	1,414,068
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2033	500,000	569,028
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2034	500,000	570,824
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2035	1,000,000	1,128,376
Connecticut St Gen. Oblig. Series 2024 E, 5% 9/1/2031	3,000,000	3,378,104
Connecticut St Gen. Oblig. Series 2024 F, 5% 11/15/2031	2,500,000	2,820,356
Connecticut St Gen. Oblig. Series F, 5% 11/15/2031	4,000,000	4,016,150
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 3% 11/1/2033	1,000,000	948,414
Connecticut St Hr Ed Supp Loan 5% 11/15/2025 (Connecticut St Guaranteed) (b)	400,000	401,312
Connecticut St Hr Ed Supp Loan 5% 11/15/2026 (Connecticut St Guaranteed) (b)	600,000	612,517
Connecticut St Hr Ed Supp Loan 5% 11/15/2027 (Connecticut St Guaranteed) (b)	610,000	630,412
Connecticut St Hr Ed Supp Loan 5% 11/15/2028 (Connecticut St Guaranteed) (b)	525,000	552,892
Connecticut St Hr Ed Supp Loan 5% 11/15/2029 (Connecticut St Guaranteed) (b)	490,000	517,224
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2026 (Connecticut St Guaranteed) (b)	400,000	409,536
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2027 (Connecticut St Guaranteed) (b)	665,000	691,416
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2028 (Connecticut St Guaranteed) (b)	1,020,000	1,076,100
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2029 (Connecticut St Guaranteed) (b)	1,080,000	1,151,297
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2030 (Connecticut St Guaranteed) (b)	1,075,000	1,152,027
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2031 (Connecticut St Guaranteed) (b)	750,000	805,525
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2032 (Connecticut St Guaranteed) (b)	725,000	769,987
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2033 (Connecticut St Guaranteed) (b)	540,000	570,269
Danbury CT Gen. Oblig. Series 2019 B, 2.25% 11/1/2032	50,000	45,661
East Lyme CT Gen. Oblig. 3% 7/15/2038	530,000	451,023
Hamden CT Gen. Oblig. Series 2017 A, 5% 8/15/2027	1,000,000	1,047,595
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2031	1,000,000	1,063,239
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2032	1,250,000	1,320,955
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2033	1,000,000	1,051,706
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2034	1,000,000	1,047,049
Meriden CT Gen. Oblig. 3% 6/15/2035	1,165,000	1,071,402
Meriden CT Gen. Oblig. 3.25% 6/15/2036	565,000	525,768
Meriden CT Gen. Oblig. Series 2020 B, 2% 7/1/2036	680,000	521,264
Milford CT Gen. Oblig. 2% 11/1/2033	330,000	283,791
Milford CT Gen. Oblig. Series 2021 A, 2% 11/1/2035	1,285,000	1,036,784
Milford CT Gen. Oblig. Series 2021 A, 2% 11/1/2036	1,285,000	1,000,989
Naugatuck Conn Ctfs Partn (Naugatuck CT Proj.) Series 2021 A, 4% 8/15/2038 (b)	3,330,000	3,099,760
New Britain Conn Gen. Oblig. Series 2015A, 5% 3/1/2030	600,000	600,986
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2032 (Assured Guaranty Inc Insured)	1,635,000	1,680,691
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2033 (Assured Guaranty Inc Insured)	1,900,000	1,948,289
New Britain Conn Gen. Oblig. Series 2020 A, 3% 9/1/2044 (Assured Guaranty Inc Insured)	1,985,000	1,475,305
New Haven CT Gen. Oblig. 5% 8/15/2028 (Assured Guaranty Inc Insured)	1,500,000	1,533,403
New Haven CT Gen. Oblig. 5% 8/15/2030 (Assured Guaranty Inc Insured)	1,000,000	1,019,846
New Haven CT Gen. Oblig. 5% 8/15/2034 (Assured Guaranty Inc Insured)	1,000,000	1,014,204
New Haven CT Gen. Oblig. 5% 8/15/2035 (Assured Guaranty Inc Insured)	1,000,000	1,012,674
New Haven CT Gen. Oblig. 5% 9/1/2029 (Assured Guaranty Inc Insured)	2,655,000	2,659,430
New Haven CT Gen. Oblig. 5% 9/1/2031 (Assured Guaranty Inc Insured)	1,430,000	1,431,985
New Haven CT Gen. Oblig. Series 2015 B, 5% 8/15/2026 (Build America Mutual Assurance Co Insured)	615,000	616,048
New Haven CT Gen. Oblig. Series 2015B, 5% 8/15/2027 (Build America Mutual Assurance Co Insured)	765,000	766,385
New Haven CT Gen. Oblig. Series 2021 A, 4% 8/1/2032	950,000	973,450
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	400,000	433,167
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	550,000	588,712
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	300,000	317,026
New Haven CT Gen. Oblig. Series 2023, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,900,000	1,980,161
Rocky Hill Conn Gen. Oblig. Series 2019, 3% 1/15/2036	1,225,000	1,105,644
South Windsor Conn 3% 2/1/2036	765,000	707,785
Stratford CT Gen. Oblig. Series 2018, 5% 1/1/2027	1,990,000	2,062,684
University Connecticut (Connecticut St Proj.) Series 2018 A, 5% 4/15/2028	4,400,000	4,703,705
University Connecticut Series 2023 A, 5% 8/15/2029	1,500,000	1,646,543
University Connecticut Series 2023 A, 5% 8/15/2030	1,325,000	1,474,627
West Haven CT Gen. Oblig. Series 2017 A, 5% 11/1/2025	635,000	637,253
West Haven CT Gen. Oblig. Series 2017 A, 5% 11/1/2026	635,000	651,193
West Haven CT Gen. Oblig. Series 2017 B, 5% 11/1/2032	400,000	413,063
West Haven CT Gen. Oblig. Series 2021, 4% 9/15/2041	1,125,000	1,005,067
West Haven CT Gen. Oblig. Series 2024, 4% 2/15/2044 (Build America Mutual Assurance Co Insured)	300,000	265,865
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2027 (Build America Mutual Assurance Co Insured)	400,000	413,995
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2029 (Build America Mutual Assurance Co Insured)	500,000	539,238
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2031 (Build America Mutual Assurance Co Insured)	450,000	497,298
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2033 (Build America Mutual Assurance Co Insured)	450,000	502,969
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2035 (Build America Mutual Assurance Co Insured)	300,000	331,729
		144,921,716
Health Care - 12.4%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (c)(d)	6,000,000	3,900,000
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2038	900,000	943,146
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2039	1,360,000	1,414,324
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2040	1,300,000	1,344,258
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5.25% 7/15/2048	1,190,000	1,216,036
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2029 (c)	1,055,000	1,094,538
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2030 (c)	275,000	284,160
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2034 (c)	695,000	703,224
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2039 (c)	2,600,000	2,498,056
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (c)	1,000,000	882,185
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2040	1,250,000	1,146,788
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	1,800,000	1,549,958
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2021A, 3% 7/1/2039	5,000,000	3,995,728
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2038	250,000	238,645
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,365,000	1,107,738
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	310,000	314,195
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2029	1,290,000	1,372,315
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2026	1,175,000	1,183,286
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2027	700,000	713,224
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	2,600,000	2,440,160
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2040	3,300,000	3,019,940
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2042	1,750,000	1,547,409
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Corp Proj.) Series E, 5% 7/1/2028	1,250,000	1,253,477
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	6,000,000	5,101,961
		39,264,751
Housing - 8.8%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 3.5% 5/15/2039 (b)	140,000	139,836
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2026 (b)	840,000	858,123
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2027 (b)	860,000	894,161
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2028 (b)	225,000	237,235
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 5/15/2027 (b)	1,890,000	1,948,083
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 5/15/2028 (b)	615,000	643,701
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2018 E 1, 4.25% 5/15/2042	665,000	671,524
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	1,695,000	1,722,461
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 F 1, 3.5% 11/15/2043	1,465,000	1,468,797
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2020A 2, 2.2% 5/15/2031 (b)	1,350,000	1,202,479
Conn St Hsg Fin Auth Series 2019 SUB E 1, 2.85% 11/15/2039	1,000,000	806,522
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	1,640,000	1,628,002
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 11/15/2028 (b)	580,000	611,537
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2026 (b)	1,820,000	1,843,805
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2027 (b)	800,000	824,585
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2029 (b)	1,115,000	1,181,372
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2020C 1, 1.95% 11/15/2035	1,520,000	1,197,029
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A 1, 1.3% 5/15/2030	2,000,000	1,823,088
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A 1, 1.6% 5/15/2032	1,500,000	1,258,191
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A SUB A3, 1.6% 5/15/2032	2,240,000	1,905,010
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 3% 11/15/2038	1,230,000	1,067,874
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 3.5% 11/15/2051	760,000	763,716
Norwalk Conn Hsg Auth Multifamily Hsg Rev Series 2024, 3.05% tender 9/1/2058 (e)	3,000,000	3,010,075
		27,707,206
Special Tax - 10.3%
Connecticut St Spl Tax Oblig 5% 1/1/2028	1,600,000	1,697,718
Connecticut St Spl Tax Oblig 5% 1/1/2030	3,500,000	3,868,318
Connecticut St Spl Tax Oblig 5% 1/1/2031	3,410,000	3,816,871
Connecticut St Spl Tax Oblig 5% 1/1/2032	2,500,000	2,820,532
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2028	1,000,000	1,069,469
Connecticut St Spl Tax Oblig Series 2021 A, 5% 5/1/2035	1,000,000	1,084,356
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2041	12,800,000	13,552,696
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (c)	2,000,000	2,003,537
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2031 (c)	390,000	394,318
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2036 (c)	485,000	467,062
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2041 (c)	660,000	588,125
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (c)	1,225,000	976,800
		32,339,802
Transportation - 0.5%
State of Connecticut Bradley International Airport CFC Revenue (Bradly Intl Airport Conrac Proj.) Series 2019 A, 4% 7/1/2049 (b)	2,000,000	1,647,988
Water & Sewer - 0.0%
Greater New Haven Wtr Poll Ctl Auth CT Regl Wstwtr Sys Rev Series 2005 A, 5% 8/15/2035 (National Public Finance Guarantee Corporation Insured)	10,000	10,011
TOTAL CONNECTICUT		287,555,042
Guam - 1.8%
Special Tax - 1.4%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2030	655,000	701,536
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2031	1,045,000	1,128,386
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2033	2,195,000	2,377,283
		4,207,205
Water & Sewer - 0.4%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2033	1,215,000	1,331,124
TOTAL GUAM		5,538,329
Puerto Rico - 0.9%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033	863,283	603,508
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	100,000	103,398
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	310,000	330,237
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	735,000	806,073
		1,843,216
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (f)	945,000	758,923
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	335,000	343,719
TOTAL PUERTO RICO		2,945,858
Virgin Islands - 0.4%
Transportation - 0.4%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2031	555,000	609,683
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2037	870,000	932,879
		1,542,562
TOTAL VIRGIN ISLANDS		1,542,562
TOTAL MUNICIPAL SECURITIES (Cost $309,356,209)		297,581,791

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(f) (Cost $15,382,860)	3.21	15,379,784	15,382,860

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $324,739,069)	312,964,651
NET OTHER ASSETS (LIABILITIES) - 0.8%	2,475,620
NET ASSETS - 100.0%	315,440,271

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,135,724 or 4.5% of net assets.

(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	21,076,941	47,108,736	52,802,817	232,446	-	-	15,382,860	15,379,784	0.5%
Total	21,076,941	47,108,736	52,802,817	232,446	-	-	15,382,860

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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